The Universal Institutional Funds, Inc.

Prospectus Supplement

February 7, 2005

The Universal Institutional Funds, Inc.

Supplement dated February 7, 2005 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2004:

Global Franchise Portfolio (“Class II”)

The section of the Prospectus titled “Portfolio Management” is hereby deleted in its entirety and replaced by the following:

The Portfolio’s assets are managed within the Global Franchise team. Current members of the team include Hassan Elmasry, Ewa Borowska, Paras Dodhia, Michael Allison and Jayson Vowles.

Please retain this supplement for future reference.

LIT SPT GF 02/05